UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SRS Investment Management, LLC
           ------------------------------------------
Address:   1 Bryant Park, 39th Floor
           ------------------------------------------
           New York, New York 10036
           ------------------------------------------

Form 13F File Number: 028-14298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karthik R. Sarma
           ------------------------------------------
Title:     Managing Member
           ------------------------------------------
Phone:     (212) 520-7907
           ------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Karthik R. Sarma             New York, NY              11/14/2011
----------------------------     --------------------     --------------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          ----------------------
Form 13F Information Table Entry Total:         17
                                          ----------------------
Form 13F Information Table Value Total:         $679,909
                                          ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

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         Column 1              Column 2 Column 3  Column 4          Column 5         Column 6    Column 7          Column 8
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      NAME OF ISSUER           TITLE OF  CUSIP      VALUE    SHARES/   SH/PRN  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                                CLASS              (x1000)   PRN AMT           CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM         037833100    68,638    180,000 SH              SOLE    NONE        180,0000         0
AVIS BUDGET GROUP             COM         053774105    87,030  9,000,000 SH              SOLE    NONE      9,000,0000         0
ELECTRONIC ARTS INC           COM         285512109   122,700  6,000,000 SH              SOLE    NONE      6,000,0000         0
ELECTRONIC ARTS INC           COM         285512109    61,350  3,000,000       CALL      SOLE    NONE      3,000,0000         0
ELECTRONIC ARTS INC           COM         285512109    20,450  1,000,000       CALL      SOLE    NONE      1,000,0000         0
EXLSERVICE HOLDINGS INC       COM         302081104    17,600    800,000 SH              SOLE    NONE        800,0000         0
EXPRESS SCRIPTS INC           COM         302182100     1,854     50,000 SH              SOLE    NONE         50,0000         0
GENPACT LIMITED               SHS         G3922B107    44,442  3,088,400 SH              SOLE    NONE      3,088,4000         0
HERTZ GLOBAL HOLDINGS INC     COM         42805T105    31,424  3,530,800 SH              SOLE    NONE      3,530,8000         0
INTEL CORP                    COM         458140100    85,340  4,000,000       PUT       SOLE    NONE      4,000,0000         0
MAKEMYTRIP LIMITED MAURITIUS  SHS         V5633W109       883     40,000 SH              SOLE    NONE         40,0000         0
MATTEL INC                    COM         577081102    25,890  1,000,000       PUT       SOLE    NONE      1,000,0000         0
OPENTABLE INC                 COM         68372A104     9,202    200,000 SH              SOLE    NONE        200,0000         0
SIRIUS XM RADIO INC           COM         82967N108    26,425 17,500,000 SH              SOLE    NONE     17,500,0000         0
SOLARWINDS INC                COM         83416B109    63,748  2,895,000 SH              SOLE    NONE      2,895,0000         0
WNS HOLDINGS LTD              SPON ADR    92932M101     9,448    790,626 SH              SOLE    NONE        790,6260         0
XEROX CORP                    COM         984121103     3,485    500,000 SH              SOLE    NONE        500,0000         0